DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2015
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS
4.	DISCONTINUED OPERATIONS

4.1 Deconsolidation of Nuomi Inc. and its subsidiaries

Nuomi Inc. and its subsidiaries (collectively the “Nuomi”) primarily provided deep-discount localized social commerce services and products through Nuomi.com to Nuomi users. Entertainment, dining, health and beauty services made up the majority of its social commerce deals.

On August 23, 2013, the Company, Baidu Holdings Limited (“Baidu”) and Nuomi Inc., entered into a share purchase agreement whereby Baidu would purchase the newly issued shares of Nuomi Inc.. On a fully-diluted basis, upon the completion of the transaction on October 26, 2013, the Company's ownership of Nuomi Inc. was reduced to 31.61%. As a result, from October 26, 2013, the Company no longer retained power of control over Nuomi and accordingly deconsolidated Nuomi's financial statements from the Company's consolidated financial statements.

On October 26, 2013, the Company used equity method to account for the investment in Nuomi Inc at value of $63,626, which represented fair value of 31.61% equity interest in Nuomi Inc. and was determined by the Company with the assistance of an independent valuation firm. On the same date, the Company calculated a gain on loss of control of $132,821, which was recorded as “gain on deconsolidation of the subsidiaries” in the statements of operations. The gain on such deconsolidation is calculated as follows:

As of
October 26, 2013

Fair value of 31.61% shares in Nuomi Inc.	$63,626
Less: Cash and cash equivalents	18,310
Prepaid expenses and other current assets	26,417
Property and equipment, net	1,318
Other non-current assets	190
Accounts payable	(28,467)
Accrued expenses and other current liabilities	(10,957)
Amounts due to Renren Inc.	(74,825)
Deferred revenue	(1,181)
Gain on deconsolidation of Nuomi Inc	$132,821

In February 2014, the Company sold the remaining 31.61% equity interest in Nuomi Inc. to Baidu in the amount of $68,066 with a gain of $56,993 (see Note 7). Therefore, the Company treated the operations of Nuomi as discontinued operations for the year ended December 31, 2013.

4.2 Deconsolidation of Beijing Qingting Technology Development Co. Ltd (“Qingting”)

Beijing Qingting Technology Development Co. Ltd., or Qingting was jointly established by the Company and eLong Inc, or eLong in April 2011 to operate travel interest-related fengche.com website in China. The Company held 65% equity interest of Qingting until February 2012, when the Company purchased the remaining 35% equity interest of Qingting from eLong with total cash consideration of $555. As a result, Qingting became a 100% owned subsidiary of the Company as of December 31, 2012.

On October 31, 2013, the Company sold 60% equity interest of Qingting to an independent individual for a cash consideration of $81. Upon the completion of the transaction on October 31, 2013, the Company's ownership of Qingting was reduced to 40%. As a result, from November 1, 2013, the Company no longer retained power of control over Qingting and accordingly deconsolidated Qingting's financial statements from the Company's consolidated financial statements.

On October 31, 2013, the Company used the equity method to account for the investment in Qingting at value of $160, which represents fair value of 40% the equity interest retained in Qingting. On the same date, the Company calculated a loss on loss of control of $156, which is recorded as a deduction of “gain on deconsolidation of the subsidiaries” in the statements of operations. The loss on such deconsolidation is calculated as follows:

As of
October 31, 2013

Cash consideration received	$81
Fair value of 40% investment in Qingting	160
Less: Cash and cash equivalents	328
Prepaid expenses and other current assets	5
Property and equipment, net	64
Loss on deconsolidation of Qingting	$(156)

The operations of Qingting were treated as discontinued since October 2013.

4.3 Deconsolidation of  Qianjun Technology

On October 28, 2014, the Company, the nominee shareholder of Qianjun Technology and a subsidiary of Sohu.com (“Sohu”), entered into a share purchase agreement, whereby Sohu would acquire 100% ownership of Qianjun Technology in the amount of $25,000, of which $21,831 was related to the repayment of intercompany loan provided by the Company to Qianjun Technology.

Upon the completion of the change of commerce registration, on December 1, 2014, the Company no longer retained power of control over Qianjun Technology and accordingly deconsolidated Qianjun Technology's financial statement from the Company's consolidated financial statements.

On December 1, 2014, the Company calculated a gain regarding such disposition as follows:

		As of
	Note	December 1, 2014

The proceeds		$25,000
Less: The repayment of intercompany loan provided by the Company		21,831
Net consideration		3,169
Less: Cash and cash equivalents		168
Other current assets		3,654
Property and equipment, net		2,347
Intangible assets, net		11,509
Goodwill		13,652
Other non-current assets		78
Income tax payable		(426)
Current liabilities		(8,426)
Amount due to Sohu related to the repayment of intercompany loan		(21,831)
Net assets of Qianjun Technology		725
Less: Transaction related cost	(i)	1,955
Gain on deconsolidation of Qianjun Technology		$489

(i)
The transaction related cost represents the incremental cost resulting from the acceleration of the vesting of the nonvested restricted shares, which were granted to the employee of Qianjun Technology, to be fully vested on the disposition day (see Note 17).

Out of total consideration of $25,000, $20,000 was received from Sohu in 2014 and the remaining was received in 2015 (see Note 7).

4.4 Disposition of Online Gaming

On November 19, 2015, the Company reached the resolution to dispose of its Online Gaming which was subsequently sold in March 2016 for a total consideration of $10,000. The disposal of the Online Gaming represents a strategic shift and has a major effect on the Company's result of operations. Accordingly, assets, liabilities, revenues and expenses and cash flows related to the Online Gaming entities have been reclassified in the accompanying consolidated financial statements as discontinued operations for all periods presented. Additionally, long-lived assets classified as held for sale as of December 31, 2015 were measured at the lower of their carrying amount or fair value less cost to sell.

The following table summarizes the carrying amounts of the major classes of assets and liabilities held for sale in the consolidated balance sheet as of December 31, 2014 and 2015:

	As of December 31,
	2014	2015

Cash and cash equivalents	$16,373	$4,611
Accounts receivable, net	160	78
Prepaid expenses and other current assets	4,403	2,423
Amounts due from related parties	46	359
Current assets classified as held for sale	$20,982	$7,471

Property and equipment, net	$1,842	$247
Intangible assets, net	2	283
Long-term investment	758	1,399
Other non-current assets	153	101
Non-current assets classified as held for sale	$2,755	$2,030

Accounts payable	$(1,374)	$(1,307)
Accrued expenses and other current liabilities	(2,133)	(1,606)
Amount due to related parties	(266)	(1,637)
Deferred revenue and advance from customers	(3,168)	(3,338)
Income tax payable	(12)	(250)
Current liabilities classified as held for sale	$(6,953)	$(8,138)

The condensed cash flow of Online Gaming were as follows for the years ended December 31, 2013, 2014 and 2015:

	Years ended December 31,
	2013	2014	2015

Net cash provided by operating activities	$7,841	$13,404	$(10,164)
Net cash used in investing activities	$(4,980)	$(1,668)	$(1,304)

The operating results from discontinued operations included in the Company's consolidated statement of operations were as follows for the years ended December 31, 2013, 2014 and 2015.

	Years ended December 31
	2013				2014			2015
			Qianjun			Qianjun
	Nuomi Inc.	Qingting	Technology	Renren Games	Nuomi Inc.	Technology	Renren Games	Renren Games

Major classes of line items constituting pretax profit (loss) of discontinued operations
Net revenues	$19,319	$-	$8,744	$83,897	$-	$6,822	$36,286	$17,071
Cost of revenues	(1,171)	(9)	(14,416)	(21,310)	-	(15,361)	(13,309)	(9,426)
Selling, research and development, and general and administrative expenses	(46,560)	(950)	(8,543)	(54,188)	-	(11,018)	(16,534)	(6,362)
Impairment of intangible assets	-	-	-	(208)	-	(13,536)	(714)	-
Other income and expenses that are not major	34	-	11	(2,744)	-	1,963	(2,114)	1,181
(Loss) income from the operations of the discontinued operations, before income tax	(28,378)	(959)	(14,204)	5,447	-	(31,130)	3,615	2,464
Income tax benefit (expenses)	-	-	3,473	21	-	321	-	(944)
(Loss) income from the operations of the discontinued operations, net of tax	(28,378)	(959)	(10,731)	5,468	-	(30,809)	3,615	1,520
Gain (loss) on deconsolidation of the subsidiaries	132,821	(156)	-	-	-	489	-	-

Gain on disposal of equity method investment, net of tax	-	-	-	-	56,993	-	-	-

Gain (loss) from the discontinued operations, net of tax	$104,443	$(1,115)	$(10,731)	$5,468	$56,993	$(30,320)	$3,615	$1,520

All notes to the accompanying consolidated financial statements have been retrospectively adjusted to reflect the effect of the discontinued operations, where applicable.